Intangible assets and goodwill	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Intangible assets and goodwill
6
Intangible assets and goodwill
i)
Reconciliation of carrying amount

	Note	Goodwill	Trademark	Non-compete agreement	Other intangible assets	Total
(in $ millions)		$	$	$	$	$
Cost
At January 1, 2021		712	—	1,644	101	2,457
Additions		—	—	—	3	3
Internally developed		—	—	—	9	9
Disposals/Write-off		—	—	—	(1)	(1)
Effects of movements in exchange rates		—	—	—	(5)	(5)
At December 31, 2021		712	—	1,644	107	2,463
Additions		—	—	—	5	5
Internally developed		—	—	—	15	15
Acquisition through business combination	26	163	69	—	1	233
Effects of movements in exchange rates		—	—	—	(1)	(1)
At December 31, 2022		875	69	1,644	127	2,715

	Note	Goodwill	Trademark	Non-compete agreement	Other intangible assets	Total
(in $ millions)		$	$	$	$	$
Accumulated amortization and impairment losses
At January 1, 2021		56	—	1,430	58	1,544
Amortization for the year		—	—	214	22	236
Disposal/Derecognition		—	—	—	(1)	(1)
Impairment loss		8	—	—	—	8
Effects of movements in exchange rates		1	—	—	*	1
At December 31, 2021		65	—	1,644	79	1,788
Amortization for the year		—	5	—	16	21
Impairment loss		3	—	—	—	3
Effects of movements in exchange rates		—	—	—	(1)	(1)
At December 31, 2022		68	5	1,644	94	1,811
Carrying amounts
At January 1, 2021		656	—	214	43	913
At December 31, 2021		647	—	—	28	675
At December 31, 2022		807	64	—	33	904

* Amount less than $1 million

ii)
Development costs

Included in the Other intangible assets is an amount of $15 million (2021: $9 million) that represents software development costs capitalized which primarily comprise staff costs.

iii)
Amortization

The amortization of intangible assets is primarily included in ‘Cost of revenue’ (see Note 19(iii)).

	2022	2021	2020
(in $ millions)	$	$	$
Amortization of intangible assets	21	236	261

iv)
Impairment testing for CGUs containing goodwill

For the purposes of impairment testing, goodwill has been allocated (net of impairment loss recognized) to the Group’s CGUs as follows:

	Note	2022	2021
(in $ millions)	reference	$	$
Goodwill allocated
Southeast Asia Ride Hailing CGUs	6(iv)(a)	606	606
Malaysia Mart CGU	6(iv)(b)	163	—
Indonesia Payment CGU	6(iv)(c)	34	34
Multiple units without significant goodwill		4	7

Impairment losses on goodwill are included in ‘Other expenses’ (see Note 19(ii)).

	2022	2021	2020
(in $ millions)	$	$	$
Impairment loss on goodwill	3	8	28

a)
Southeast Asia ride hailing cash generating units (“Southeast Asia Ride Hailing CGUs”)

For the purpose of impairment testing, goodwill of $606 million has been allocated to the Group’s ride hailing business operations across countries in Southeast Asia, each of which is considered a CGU (“Ride Hailing CGU”). The goodwill has been allocated in proportion to the non-compete benefits attributable to each Ride Hailing CGU. These benefits are represented by the fair value of the non-compete agreement on initial recognition attributable to each Ride Hailing CGU, which was based on a valuation technique that reflected the present value of differential cash flows between “with” and “without” non-compete agreement scenarios.

For the financial years ended 31 December 2022 and 2021, the estimated recoverable amount of each Ride Hailing CGU has exceeded its carrying amount and therefore no impairment loss has been recognized.

The recoverable amount of the Ride Hailing CGUs was based on fair value less cost of disposal. To arrive at the fair value less cost of disposal, the Group applied a revenue based multiple of 1.35 from comparable companies to the amount of revenue plus consumer incentives of each Ride Hailing CGUs (2021: revenue based multiple of 5.35 derived from comparable companies to the amount of revenue plus consumer incentives of each Ride Hailing CGUs). The fair value measurement is categorized as a level 3 fair value (2021: level 3 fair value) based on the inputs in the valuation technique used (see Note 3.4). It has been identified that only changes beyond reasonably possible levels of revenue based multiple could cause the carrying amount to exceed the recoverable amount.

b)
Malaysia delivery and offering of daily necessities cash generating unit (“Malaysia Mart CGU”)

For the purpose of impairment testing, goodwill of $163 million has been allocated to the Group’s Malaysia Mart CGU.

The estimated recoverable amount of the Malaysia Mart CGU exceeded its carrying amount and therefore no impairment loss was recognized. The recoverable amount of the Malaysia Mart CGUs was based on fair value less cost of disposal, which was determined based on the consideration paid in 2022 to acquire the operator of stores offering daily necessities in Malaysia (see Note 26).

c)
Indonesia mobile payments and rewards cash generating unit (“Indonesia Payment CGU”)

For the purpose of impairment testing, goodwill of $34 million has been allocated to the Group’s Indonesia Payment CGU.

For the financial years ended 31 December 2022 and 2021, the estimated recoverable amount of the Indonesia Payment CGU exceeded its carrying amount and therefore no impairment loss was recognized.

The recoverable amount of the Indonesia Payment CGU was based on fair value less cost of disposal. To arrive at the fair value less cost of disposal, the Group applied a revenue based multiple of 4.40 derived from comparable companies to the revenue of its Indonesia Payment CGUs (2021: revenue based multiple of 8.50 derived from comparable companies to the revenue of its Indonesia Payment CGUs ). The fair value measurement is categorized as a level 3 fair value (2021: level 3 fair value) based on the inputs in the valuation technique used (see Note 3.4). It has been identified that only changes beyond reasonably possible levels of revenue based multiple could cause the carrying amount to exceed the recoverable amount.